Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Health Care – 19.6%
Biotechnology – 9.7%
ACADIA Pharmaceuticals, Inc.(a)	34,080	$1,651,858
Allakos, Inc.(a)	28,760	2,066,694
Allogene Therapeutics, Inc.(a)	50,731	2,172,301
Amicus Therapeutics, Inc.(a)	195,900	2,954,172
Arena Pharmaceuticals, Inc.(a)	54,606	3,437,448
Arrowhead Pharmaceuticals, Inc.(a)	86,480	3,735,071
Ascendis Pharma A/S (Sponsored ADR)(a)	9,050	1,338,495
Biohaven Pharmaceutical Holding Co., Ltd.(a)	41,400	3,026,754
Bioxcel Therapeutics, Inc.(a)	25,700	1,362,357
Blueprint Medicines Corp.(a)	42,790	3,337,620
ChemoCentryx, Inc.(a)	44,380	2,553,625
Coherus Biosciences, Inc.(a)	119,890	2,141,235
Deciphera Pharmaceuticals, Inc.(a)	27,980	1,670,966
Dicerna Pharmaceuticals, Inc.(a)	75,350	1,913,890
Eagle Pharmaceuticals, Inc./DE(a)	19,840	951,923
Emergent BioSolutions, Inc.(a)	43,459	3,436,738
Global Blood Therapeutics, Inc.(a)	14,330	904,653
Gossamer Bio, Inc.(a)	104,622	1,360,086
Halozyme Therapeutics, Inc.(a)	127,176	3,409,589
Heron Therapeutics, Inc.(a)	135,030	1,986,291
Inovio Pharmaceuticals, Inc.(a)	40,330	1,086,893
Insmed, Inc.(a)	88,190	2,428,753
Iovance Biotherapeutics, Inc.(a)	51,240	1,406,538
Karuna Therapeutics, Inc.(a)	8,140	907,284
Ligand Pharmaceuticals, Inc.(a)	21,820	2,440,567
Madrigal Pharmaceuticals, Inc.(a)	17,243	1,952,770
Mirati Therapeutics, Inc.(a)	26,123	2,982,463
Momenta Pharmaceuticals, Inc.(a)	78,820	2,622,341
Natera, Inc.(a)	51,780	2,581,751
NextCure, Inc.(a)	41,862	897,521
Novavax, Inc.(a)	20,100	1,675,335
PTC Therapeutics, Inc.(a)	55,690	2,825,711
Turning Point Therapeutics, Inc. - Class I(a)	32,600	2,105,634
Twist Bioscience Corp.(a)	46,290	2,096,937
Ultragenyx Pharmaceutical, Inc.(a)	41,593	3,253,404
Vir Biotechnology, Inc.(a)	39,834	1,631,999
Y-mAbs Therapeutics, Inc.(a)	52,249	2,257,157
Zentalis Pharmaceuticals, Inc.(a)	34,370	1,650,447

		82,215,271

Health Care Equipment & Supplies – 4.1%
CONMED Corp.	16,580	1,193,594
Globus Medical, Inc. - Class A(a)	56,530	2,697,046
Haemonetics Corp.(a)	12,640	1,132,038
Insulet Corp.(a)	7,838	1,522,610
Integer Holdings Corp.(a)	43,540	3,180,597

Company	Shares	U.S. $ Value

iRhythm Technologies, Inc.(a)	37,450	$4,340,081
Mesa Laboratories, Inc.	7,340	1,591,312
Neogen Corp.(a)	48,830	3,789,208
Nevro Corp.(a)	33,980	4,059,591
Novocure Ltd.(a)	25,761	1,527,627
Orthofix Medical, Inc.(a)	67,500	2,160,000
Penumbra, Inc.(a)	10,940	1,956,291
Quidel Corp.(a)	8,030	1,796,632
Silk Road Medical, Inc.(a)	67,370	2,822,129
Tactile Systems Technology, Inc.(a)	22,932	950,073

		34,718,829

Health Care Providers & Services – 1.8%
Amedisys, Inc.(a)	5,410	1,074,101
AMN Healthcare Services, Inc.(a)	46,670	2,111,351
BioTelemetry, Inc.(a)	71,510	3,231,537
Chemed Corp.	2,710	1,222,400
Encompass Health Corp.	16,037	993,171
HealthEquity, Inc.(a)	57,010	3,344,777
LHC Group, Inc.(a)	18,060	3,148,219

		15,125,556

Health Care Technology – 1.0%
Health Catalyst, Inc.(a)	90,640	2,643,969
HMS Holdings Corp.(a)	82,279	2,665,017
Livongo Health, Inc.(a)	25,475	1,915,465
Teladoc Health, Inc.(a)	8,970	1,711,835

		8,936,286

Life Sciences Tools & Services – 1.1%
ICON PLC(a)	11,750	1,979,405
Medpace Holdings, Inc.(a)	36,395	3,385,463
PRA Health Sciences, Inc.(a)	9,140	889,231
Repligen Corp.(a)	8,521	1,053,281
Syneos Health, Inc.(a)	42,780	2,491,935

		9,799,315

Pharmaceuticals – 1.9%
Aerie Pharmaceuticals, Inc.(a)	79,100	1,167,516
Amphastar Pharmaceuticals, Inc.(a)	57,390	1,288,979
Axsome Therapeutics, Inc.(a)	25,847	2,126,691
Collegium Pharmaceutical, Inc.(a)	61,560	1,077,300
Corcept Therapeutics, Inc.(a)	93,870	1,578,893
GW Pharmaceuticals PLC (Sponsored ADR)(a)	12,228	1,500,620
Innoviva, Inc.(a)	111,510	1,558,910
Lyra Therapeutics, Inc.(a)	90,970	1,031,600
MyoKardia, Inc.(a)	14,990	1,448,334
Osmotica Pharmaceuticals PLC(a)	222,490	1,497,358

Company	Shares	U.S. $ Value

Revance Therapeutics, Inc.(a)	82,766	$2,021,146

		16,297,347

		167,092,604

Industrials – 16.2%
Aerospace & Defense – 0.8%
Aerojet Rocketdyne Holdings, Inc.(a)	92,730	3,675,817
Curtiss-Wright Corp.	18,350	1,638,288
Vectrus, Inc.(a)	24,461	1,201,769

		6,515,874

Air Freight & Logistics – 1.0%
Echo Global Logistics, Inc.(a)	100,405	2,170,756
Forward Air Corp.	46,158	2,299,592
Hub Group, Inc. - Class A(a)	45,966	2,199,933
Radiant Logistics, Inc.(a)	494,680	1,944,092

		8,614,373

Airlines – 0.4%
SkyWest, Inc.	90,244	2,943,759

Building Products – 2.4%
Builders FirstSource, Inc.(a)	184,218	3,813,313
Masonite International Corp.(a)	48,020	3,734,996
Patrick Industries, Inc.	54,422	3,333,347
Simpson Manufacturing Co., Inc.	56,577	4,772,836
Trex Co., Inc.(a)	12,870	1,674,001
UFP Industries, Inc.	69,020	3,417,180

		20,745,673

Commercial Services & Supplies – 1.4%
Brady Corp. - Class A	56,000	2,621,920
Brink’s Co. (The)	38,130	1,735,296
Kimball International, Inc. - Class B	109,494	1,265,751
SP Plus Corp.(a)	60,546	1,253,908
Steelcase, Inc. - Class A	191,110	2,304,786
Tetra Tech, Inc.	37,800	2,990,736

		12,172,397

Construction & Engineering – 2.4%
AECOM(a)	81,448	3,060,816
Arcosa, Inc.	65,910	2,781,402
Comfort Systems USA, Inc.	59,954	2,443,125
EMCOR Group, Inc.	59,090	3,908,213
MasTec, Inc.(a)	68,920	3,092,440
Quanta Services, Inc.	75,190	2,949,704
Tutor Perini Corp.(a)	180,610	2,199,830

		20,435,530

Electrical Equipment – 0.2%
Atkore International Group, Inc.(a)	67,032	1,833,325

Machinery – 2.2%
Allison Transmission Holdings, Inc.	66,572	2,448,518

Company	Shares	U.S. $ Value

Barnes Group, Inc.	55,440	$2,193,206
Kadant, Inc.	18,150	1,808,829
Kennametal, Inc.	142,220	4,083,136
Meritor, Inc.(a)	131,193	2,597,622
Mueller Industries, Inc.	126,500	3,362,370
Wabash National Corp.	231,491	2,458,435

		18,952,116

Professional Services – 2.4%
ASGN, Inc.(a)	57,767	3,851,904
Barrett Business Services, Inc.	36,590	1,944,027
FTI Consulting, Inc.(a)	29,430	3,371,206
Insperity, Inc.	58,411	3,780,944
Kforce, Inc.	76,210	2,229,143
TriNet Group, Inc.(a)	64,560	3,934,286
TrueBlue, Inc.(a)	66,020	1,008,125

		20,119,635

Road & Rail – 1.3%
ArcBest Corp.	121,492	3,220,753
Knight-Swift Transportation Holdings, Inc.	84,409	3,520,699
Saia, Inc.(a)	36,210	4,025,828

		10,767,280

Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	48,780	3,043,384
BMC Stock Holdings, Inc.(a)	90,004	2,262,700
GMS, Inc.(a)	141,759	3,485,854
MRC Global, Inc.(a)	462,570	2,733,789
NOW, Inc.(a)	336,740	2,906,066

		14,431,793

		137,531,755

Financials – 15.7%
Banks – 6.5%
1st Source Corp.	33,890	1,205,806
Bancorp, Inc. (The)(a)	293,520	2,876,496
Bank of NT Butterfield & Son Ltd. (The)	94,530	2,305,587
Cathay General Bancorp	128,440	3,377,972
Civista Bancshares, Inc.	135,750	2,090,550
Comerica, Inc.	63,228	2,408,987
Community Trust Bancorp, Inc.	49,860	1,633,414
First Citizens BancShares, Inc./NC - Class A	5,410	2,191,158
Great Southern Bancorp, Inc.	47,180	1,904,185
Hilltop Holdings, Inc.	196,243	3,620,683
Home BancShares, Inc./AR	317,980	4,890,532
IBERIABANK Corp.	63,029	2,870,341
International Bancshares Corp.	98,720	3,161,014
Northeast Bank(a)	101,251	1,776,955
Preferred Bank/Los Angeles CA	63,600	2,725,260
Republic Bancorp, Inc./KY - Class A	58,420	1,910,918
Sterling Bancorp/DE	270,929	3,175,288
Synovus Financial Corp.	145,138	2,979,683
Umpqua Holdings Corp.	247,200	2,630,208
Webster Financial Corp.	116,272	3,326,542
Western Alliance Bancorp	70,040	2,652,415

		55,713,994

Company	Shares	U.S. $ Value

Capital Markets – 1.3%
Cowen, Inc. - Class A	169,250	$2,743,543
Evercore, Inc. - Class A	24,710	1,455,913
Houlihan Lokey, Inc.	55,130	3,067,433
Moelis & Co.	118,530	3,693,395

		10,960,284

Consumer Finance – 1.0%
Navient Corp.	444,509	3,124,898
Nelnet, Inc. - Class A	49,070	2,342,602
OneMain Holdings, Inc.	120,390	2,954,370

		8,421,870

Insurance – 3.3%
American Equity Investment Life Holding Co.	121,884	3,011,754
Assured Guaranty Ltd.	85,417	2,085,029
Benefytt Technologies, Inc.(a)	96,070	1,965,592
eHealth, Inc.(a)	25,410	2,496,278
Employers Holdings, Inc.	31,189	940,348
First American Financial Corp.	63,689	3,058,346
Goosehead Insurance, Inc. - Class A(a)	30,110	2,263,068
Inari Medical, Inc.(a)	45,420	2,200,145
National Western Life Group, Inc. - Class A	11,460	2,328,557
Palomar Holdings, Inc.(a)	36,610	3,139,674
Primerica, Inc.	24,270	2,829,882
Universal Insurance Holdings, Inc.	76,930	1,365,507

		27,684,180

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
Ellington Financial, Inc.	146,670	1,727,773
PennyMac Mortgage Investment Trust	185,080	3,244,452

		4,972,225

Thrifts & Mortgage Finance – 3.0%
BankUnited, Inc.	163,820	3,317,355
Essent Group Ltd.	144,527	5,241,994
Flagstar Bancorp, Inc.	110,170	3,242,303
MGIC Investment Corp.	414,718	3,396,541
Mr Cooper Group, Inc.(a)	197,550	2,457,522
PennyMac Financial Services, Inc.	75,700	3,163,503
Radian Group, Inc.	211,108	3,274,285
Walker & Dunlop, Inc.	35,490	1,803,247

		25,896,750

		133,649,303

Information Technology – 15.2%
Communications Equipment – 0.9%
Ciena Corp.(a)	31,343	1,697,537
Extreme Networks, Inc.(a)	284,776	1,235,928
Lumentum Holdings, Inc.(a)	27,580	2,245,839
Viavi Solutions, Inc.(a)	178,020	2,267,975

		7,447,279

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 2.8%
Arrow Electronics, Inc.(a)	61,113	$4,197,852
Fabrinet(a)	33,430	2,086,701
Insight Enterprises, Inc.(a)	33,070	1,627,044
Jabil, Inc.	76,080	2,440,646
OSI Systems, Inc.(a)	37,220	2,778,101
PC Connection, Inc.	63,655	2,951,046
Sanmina Corp.(a)	117,370	2,938,945
SYNNEX Corp.	15,830	1,895,959
TTM Technologies, Inc.(a)	212,610	2,521,554

		23,437,848

IT Services – 4.2%
CACI International, Inc. - Class A(a)	12,940	2,806,427
CSG Systems International, Inc.	70,890	2,934,137
EVERTEC, Inc.	123,316	3,465,180
KBR, Inc.	201,330	4,539,991
ManTech International Corp./VA - Class A	33,135	2,269,416
MAXIMUS, Inc.	57,495	4,050,523
NIC, Inc.	101,361	2,327,248
Perficient, Inc.(a)	71,860	2,571,151
Perspecta, Inc.	132,292	3,073,143
Science Applications International Corp.	27,920	2,168,826
TTEC Holdings, Inc.	81,010	3,771,826
WNS Holdings Ltd. (ADR)(a)	39,350	2,163,463

		36,141,331

Semiconductors & Semiconductor Equipment – 2.6%
Cirrus Logic, Inc.(a)	13,714	847,251
Enphase Energy, Inc.(a)	28,170	1,340,047
Kulicke & Soffa Industries, Inc.	93,793	1,953,708
Lattice Semiconductor Corp.(a)	143,940	4,086,457
MKS Instruments, Inc.	36,252	4,105,176
Monolithic Power Systems, Inc.	14,360	3,403,320
Silicon Laboratories, Inc.(a)	33,637	3,372,782
Synaptics, Inc.(a)	47,080	2,830,450

		21,939,191

Software – 4.5%
Aspen Technology, Inc.(a)	16,610	1,720,962
Blackline, Inc.(a)	65,130	5,399,928
CommVault Systems, Inc.(a)	94,830	3,669,921
Envestnet, Inc.(a)	63,710	4,685,233
Everbridge, Inc.(a)	15,150	2,096,154
Five9, Inc.(a)	13,230	1,464,164
j2 Global, Inc.(a)	66,418	4,198,282
Manhattan Associates, Inc.(a)	38,736	3,648,931
Nuance Communications, Inc.(a)	112,550	2,848,078
Pegasystems, Inc.	20,950	2,119,512
Progress Software Corp.	98,830	3,829,662
SPS Commerce, Inc.(a)	37,680	2,830,522

		38,511,349

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.2%
NCR Corp.(a)	114,540	$1,983,833

		129,460,831

Consumer Discretionary – 12.7%
Auto Components – 0.5%
LCI Industries	39,550	4,547,459

Automobiles – 0.9%
Thor Industries, Inc.	29,672	3,160,958
Winnebago Industries, Inc.	74,550	4,966,521

		8,127,479

Diversified Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc.(a)	18,347	2,150,268
Hillenbrand, Inc.	59,780	1,618,245
Perdoceo Education Corp.(a)	196,540	3,130,882
Strategic Education, Inc.	31,840	4,892,216
WW International, Inc.(a)	58,700	1,489,806

		13,281,417

Hotels, Restaurants & Leisure – 2.5%
Churchill Downs, Inc.	30,310	4,035,777
Marriott Vacations Worldwide Corp.	45,467	3,737,842
Papa John’s International, Inc.	37,996	3,017,262
Penn National Gaming, Inc.(a)	55,720	1,701,689
Planet Fitness, Inc.(a)	45,853	2,777,316
Wingstop, Inc.	26,720	3,713,278
Wyndham Destinations, Inc.	74,797	2,107,780

		21,090,944

Household Durables – 1.8%
Helen of Troy Ltd.(a)	20,080	3,786,285
KB Home	147,500	4,525,300
Taylor Morrison Home Corp. - Class A(a)	203,055	3,916,931
TopBuild Corp.(a)	29,050	3,305,018

		15,533,534

Leisure Products – 0.8%
Malibu Boats, Inc.(a)	66,860	3,473,377
MasterCraft Boat Holdings, Inc.(a)	158,815	3,025,426

		6,498,803

Specialty Retail – 3.2%
Citi Trends, Inc.	140,510	2,841,112
Floor & Decor Holdings, Inc. - Class A(a)	39,070	2,252,386
Foot Locker, Inc.	99,681	2,906,698
Genesco, Inc.(a)	114,981	2,490,488
Lithia Motors, Inc. - Class A	28,762	4,352,553
National Vision Holdings, Inc.(a)	146,490	4,470,875
Sleep Number Corp.(a)	85,573	3,563,260

Company	Shares	U.S. $ Value

Williams-Sonoma, Inc.	39,080	$3,204,951
Zumiez, Inc.(a)	50,209	1,374,722

		27,457,045

Textiles, Apparel & Luxury Goods – 1.4%
Crocs, Inc.(a)	138,954	5,116,286
Deckers Outdoor Corp.(a)	21,280	4,179,179
Oxford Industries, Inc.	55,247	2,431,421

		11,726,886

		108,263,567

Real Estate – 6.3%
Equity Real Estate Investment Trusts (REITs) – 5.7%
Alexander & Baldwin, Inc.	79,890	973,859
American Campus Communities, Inc.	40,840	1,427,766
Americold Realty Trust	68,943	2,502,631
CareTrust REIT, Inc.	132,090	2,266,664
Cousins Properties, Inc.	65,278	1,947,243
CubeSmart	109,300	2,950,007
First Industrial Realty Trust, Inc.	98,630	3,791,337
Getty Realty Corp.	123,870	3,676,462
Healthcare Realty Trust, Inc.	116,930	3,424,880
Industrial Logistics Properties Trust	135,530	2,785,141
National Storage Affiliates Trust	72,530	2,078,710
NexPoint Residential Trust, Inc.	70,370	2,487,580
Physicians Realty Trust	232,800	4,078,656
QTS Realty Trust, Inc. - Class A	81,270	5,208,594
Sabra Health Care REIT, Inc.	210,040	3,030,877
STAG Industrial, Inc.	123,140	3,610,465
Terreno Realty Corp.	47,600	2,505,664

		48,746,536

Real Estate Management & Development – 0.6%
Marcus & Millichap, Inc.(a)	71,181	2,054,284
RE/MAX Holdings, Inc. - Class A	89,760	2,821,157

		4,875,441

		53,621,977

Utilities – 3.9%
Electric Utilities – 1.1%
ALLETE, Inc.	62,550	3,415,855
Otter Tail Corp.	80,030	3,104,364
Portland General Electric Co.	75,550	3,158,746

		9,678,965

Gas Utilities – 0.5%
Chesapeake Utilities Corp.	19,770	1,660,680
New Jersey Resources Corp.	78,730	2,570,534

		4,231,214

Independent Power and Renewable Electricity Producers – 1.2%
Atlantic Power Corp.(a)	496,197	992,394
Atlantica Yield PLC	102,820	2,992,062
Ormat Technologies, Inc.	45,920	2,915,461
Vistra Energy Corp.	176,184	3,280,546

		10,180,463

Company	Shares	U.S. $ Value

Multi-Utilities – 0.9%
Avista Corp.	64,971	$2,364,295
Black Hills Corp.	54,930	3,112,334
NorthWestern Corp.	35,520	1,936,550

		7,413,179

Water Utilities – 0.2%
Consolidated Water Co., Ltd.	143,494	2,070,618

		33,574,439

Materials – 3.9%
Chemicals – 0.7%
Huntsman Corp.	124,358	2,234,713
Orion Engineered Carbons SA	205,830	2,179,740
Stepan Co.	17,795	1,727,894

		6,142,347

Containers & Packaging – 0.6%
Graphic Packaging Holding Co.	123,340	1,725,527
Sealed Air Corp.	108,385	3,560,447

		5,285,974

Metals & Mining – 1.7%
B2Gold Corp.	575,210	3,272,945
Commercial Metals Co.	177,530	3,621,612
Novagold Resources, Inc.(a)	343,030	3,149,015
Warrior Met Coal, Inc.	257,651	3,965,249

		14,008,821

Paper & Forest Products – 0.9%
Boise Cascade Co.	104,377	3,925,619
Louisiana-Pacific Corp.	79,236	2,032,404
Verso Corp.	149,270	1,785,269

		7,743,292

		33,180,434

Consumer Staples – 3.0%
Beverages – 0.6%
Primo Water Corp.	356,350	4,899,812

Food & Staples Retailing – 0.9%
Grocery Outlet Holding Corp.(a)	43,355	1,768,884
SpartanNash Co.	146,617	3,115,611
Village Super Market, Inc. - Class A	105,010	2,910,877

		7,795,372

Food Products – 1.4%
Calavo Growers, Inc.	45,885	2,886,625
Freshpet, Inc.(a)	40,740	3,408,309
Hain Celestial Group, Inc. (The)(a)	59,020	1,859,720
John B Sanfilippo & Son, Inc.	23,440	2,000,135
Nomad Foods Ltd.(a)	94,270	2,022,092

		12,176,881

Company	Shares	U.S. $ Value

Personal Products – 0.1%
USANA Health Sciences, Inc.(a)	9,353	$686,791

		25,558,856

Energy – 1.8%
Energy Equipment & Services – 0.7%
Cactus, Inc. - Class A	181,670	3,747,852
Matrix Service Co.(a)	214,000	2,080,080

		5,827,932

Oil, Gas & Consumable Fuels – 1.1%
CVR Energy, Inc.	106,510	2,141,916
HollyFrontier Corp.	116,070	3,389,244
Renewable Energy Group, Inc.(a)	110,042	2,726,841
Teekay Tankers Ltd. - Class A(a)	93,630	1,200,337

		9,458,338

		15,286,270

Communication Services – 0.7%
Diversified Telecommunication Services – 0.5%
Vonage Holdings Corp.(a)	463,630	4,664,118

Media – 0.2%
Nexstar Media Group, Inc. - Class A	15,700	1,313,933

		5,978,051

Total Common Stocks (cost $806,831,154)		843,198,087

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(b) (c) (d) (cost $4,194,058)	4,194,058	4,194,058

Total Investments – 99.5% (cost $811,025,212)(e)		847,392,145
Other assets less liabilities – 0.5%		4,161,017

Net Assets – 100.0%		$851,553,162

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	238	September 2020	$17,107,440	$997,762

(a)	Non-income producing security.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $110,654,651 and gross unrealized depreciation of investments was $(73,289,956), resulting in net unrealized appreciation of $37,364,695.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$843,198,087	$—	$—	$843,198,087
Short-Term Investments	4,194,058	—	—	4,194,058

Total Investments in Securities	847,392,145	—	—	847,392,145
Other Financial Instruments(b):
Assets:
Futures	997,762	—	—	997,762
Liabilities:	—	—	—	—

Total	$848,389,907	$—	$—	$848,389,907

(a)	See schedule of investments or sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$116,170	$111,976	$4,194	$27